Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Premises and Equipment
The detail of premises and equipment as of December 31st for the past two years is as follows:

(In thousands)	December 31, 2017	December 31, 2016
Land and buildings	$25,155	$24,896
Furniture, fixtures and equipment	10,074	9,194
Leasehold improvements	1,823	1,458
Gross premises and equipment	37,052	35,548
Less: Accumulated depreciation	(13,582)	(12,150)
Net premises and equipment	$23,470	$23,398